Share-Based Payments (Details) - € / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share based payments:
Rsu Beginning Balance		42,896
Weighted average Grant date fair value per share, Rsu Beginning Balance		€ 12.24
Rsu Granted		59,441	57,896
Weighted average Grant date fair value per share, Rsu Granted		€ 8.00	€ 12.24
Rsu Vested	[1]	(14,253)	(15,000)
Weighted average Grant date fair value per share, Rsu Vested	[1]	€ 12.17	€ 12.24
Rsu Forfeited		(442)
Weighted average Grant date fair value per share, Rsu Forfeited		€ 12.24
Rsu Ending Balance		87,642	42,896
Weighted average Grant date fair value per share, Rsu Ending Balance		€ 11.43	€ 12.24

[1]	No ordinary shares were issued in connection with the RSUs that vested during the years ended December 31, 2022 and 2021.